Costs applicable to sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization	$ (213,722,000)	$ (192,647,000)	$ (232,583,000)
Reclamation expenses related to leach pads, note 12(b)	109	78,000,000
Cost of sales of goods, excluding depreciation and amortization	(980,254,000)	(824,973,000)	(922,572,000)
Minera Yanacocha SRL and subsidiary [Member]
Beginning balance of finished goods and in-process	446,503,000	544,325,000	660,763,000
Beginning balance of provision for net realizable value, note 8(b)	(84,374,000)	(90,298,000)	(163,094,000)
Consumption of supplies	240,881,000	228,376,000	210,384,000
Personnel expenses	99,702,000	87,258,000	102,867,000
Other services	66,408,000	73,779,000	82,787,000
Maintenance	24,033,000	36,213,000	38,646,000
Power	23,565,000	27,270,000	27,713,000
Depreciation and amortization	87,783,000	140,712,000	223,142,000
Workers' profit participation	1,242,000	12,394,000	28,852,000
Reclamation expenses related to leach pads, note 12(b)	124,124,000	78,494,000	0
Ending balance of provision for net realizable value, note 8(b)	62,540,000	(84,374,000)	(90,298,000)
Ending balance of finished goods and in-process	(345,489,000)	446,503,000	544,325,000
Cost of sales of goods, excluding depreciation and amortization	$ 746,918,000	$ 776,394,000	$ 758,033,000